CONDENSED CONSOLIDATED STATEMENT OF OPERATIONS - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2015	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
CONDENSED CONSOLIDATED STATEMENT OF OPERATIONS
Revenue	$ 8,979	$ 9,871	$ 825
Operating expenses
Research and development	(24,244)	(23,278)	(9,746)	$ (7,495)
General and administrative	(11,145)	(11,234)	(2,600)	(1,254)
Total operating expenses (including purchases from related parties, net of reimbursements, of $1,609,000, $2,443,000, $2,018,000 and $1,856,000)	(35,389)	(34,512)	(12,346)	(8,749)
Operating loss	(26,410)	(24,641)	(11,521)	(8,749)
Interest income	489	504
Other income (expense), net	2,866	2,323	(5)	9
Total other income (expense), net	3,355	2,827	(5)	9
Loss before income taxes	(23,055)	(21,814)	(11,526)	(8,740)
Income taxes	55	(244)	(75)
Net loss	(23,000)	(22,058)	(11,601)	(8,740)
Deemed dividend on convertible preferred shares		(14,735)
Net loss available to ordinary shareholders	$ (23,000)	$ (36,793)	$ (11,601)	$ (8,740)
Net loss per ordinary share basic and diluted (Note 2) (in dollars per share)	$ (0.05)	$ (0.17)	$ (0.08)	$ (0.34)
Weighted average shares outstanding, basic and diluted (in shares)	424,711,900	214,704,593	148,335,529	25,893,846